Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax (Benefit) Provision

The Company’s income tax (benefit) provision consists of the following components:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Federal income tax (benefit) provision
Current	$1,609	$870	$—
Deferred	(47,621)	6,517	7,333

Net federal income tax (benefit) provision	(46,012)	7,387	7,333

State income tax (benefit) provision
Current	816	591	331
Deferred	(11,794)	941	725

Net state income tax (benefit) provision	(10,978)	1,532	1,056

Income tax (benefit) provision	$(56,990)	$8,919	$8,389

Schedule of Reconciliation between Reported Income Tax (Benefit) Provision and Income Tax Provision

The following is a reconciliation between the reported income tax (benefit) provision and the income tax provision based on applying the federal statutory rate to the Company’s pretax income:

	Fiscal 2016		Fiscal 2015		Fiscal 2014
	Amount	Percent of Pre-tax Income	Amount	Percent of Pre- tax Income	Amount	Percent of Pre- tax Income
Income tax provision (benefit) computed at statutory rate	$27,754	35.0%	$16,109	35.0%	$(10,344)	35.0%
Permanent book/tax difference:
Stock-based compensation	8,259	10.4%	5,501	12.0%	67	(0.2)%
Merger, acquisition and IPO-related costs	4,439	5.6%	—	—	—	—
Other permanent differences	220	0.2%	199	0.4%	205	(0.7)%
State and local income tax	12,019	15.2%	2,814	6.1%	(12,021)	40.7%
Change in valuation allowance	(109,690)	(138.3)%	(15,812)	(34.4)%	30,545	(103.4)%
Other	9	0.0%	108	0.2%	(63)	0.2%

Income tax (benefit) provision	$(56,990)	(71.9)%	$8,919	19.4%	$8,389	(28.4)%

Schedule of Deferred Tax Assets and Liabilities

The approximate tax effect of each type of temporary difference that gave rise to the Company’s deferred tax assets and liabilities were as follows:

	December 31, 2016	January 2, 2016
Deferred tax assets:
Inventory cost capitalization and reserves	$5,420	$4,789
Other reserves and accruals	7,071	4,209
Federal net operating loss carryforwards	42,207	76,678
State net operating loss carryforwards	3,533	11,153
Alternative minimum tax carryforward	3,111	1,502
State income tax credit	6,565	10,100
Other	1,380	307

	69,287	108,738
Less: Valuation allowance	—	(109,690)

Net deferred tax assets	69,287	(952)

Deferred tax liabilities:
Other reserves and accruals	(998)	(940)
Basis difference in property, plant and equipment	(16,669)	(16,794)
Amortization of intangible assets	(45,246)	(23,261)
Other	(3,667)	(803)

Total deferred tax liabilities	(66,580)	(41,798)

Net deferred tax asset (liability) – net	$2,707	$(42,750)

Schedule of Net Operating Loss ("NOL") Carryforwards

At December 31, 2016, the Company had net operating losses (“NOL”) carryforwards of $120,498 and $85,427 for federal and state purposes, respectively, which expire during the following years (as revised):

	Federal	State
2017 – 2021	—	9,500
2022 – 2026	—	5,812
2027 – 2031	—	5,483
2032 – 2035	120,498	64,632

Schedule of Activity in the Valuation Allowance for Deferred Tax Assets

The following shows the activity in the valuation allowance for deferred tax assets:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Balance at beginning of period	$109,690	$126,392	$94,952
Additions	—	—	31,440
Valuation allowance released	(109,690)	(15,812)	—
Other deductions	—	(890)	—

Balance at end of period	$—	$109,690	$126,392